Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Percent
Income taxes at the Netherlands statutory rate	25.00%	25.00%	25.00%
Valuation allowance	(4.40%)	(8.10%)	(26.90%)
Taxation of foreign operations, net	(3.00%)	(2.10%)	33.10%
Unrecognized tax benefits	1.60%	8.20%	(14.10%)
Excess tax benefit related to share-based compensation	(1.00%)	(0.60%)	5.10%
Prior year taxes	0.60%	(1.60%)	(1.40%)
Government incentives	(0.60%)	(0.60%)	9.70%
Changes in tax laws and rates	(0.40%)	(0.30%)	(0.40%)
Tax impact from (deductible) nondeductible items	0.20%	(0.80%)	(10.30%)
Tax impact from intangible property transfer	0.00%	(0.80%)	27.20%
Other items, net	0.10%	0.00%	(0.30%)
Effective tax rate	18.10%	18.30%	46.70%
Thermo Fischer Sceintific | QIAGEN N.V.
Percent
Payments for expense reimbursement		$ 95.0